Restructuring Charges	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring Charges

10. Restructuring Charges

On May 25, 2010, the Company adopted a restructuring plan to focus and align the Company on its GenDrive business. As part of this plan, the Company has consolidated all operations to its Latham, New York headquarters. The Company recorded restructuring charges and revisions to previous estimates in the amount of $452,054 and $8,096,868 within selling, general and administrative expenses in the consolidated statement of operations for the years ended December 31, 2011 and December 31, 2010, respectively.

 The accrued restructuring charges relating to the May 2010 restructuring are comprised of the following at December 31, 2011:

	Accrued	Adjustments to,		Accrued
	restructuring	additional accrued		restructuring
	charges at	restructuring charges,		charges at
	January 1, 2011	or non-cash charges	Cash payments	December 31, 2011
Net lease obligations	$687,696	$452,054	$(1,139,750)	$-
Total	$687,696	$452,054	$(1,139,750)	$-

 During 2008, the Company adopted two restructuring plans to focus the Company on becoming a market and sales driven organization, to drive revenue growth, improve organizational efficiency and to position the Company for long-term profitability. As part of the plans, the Company implemented reductions in workforce, terminated purchase commitments, charged off inventory related to lapsed product lines, cut back discretionary spending, and deferred non-strategic projects.  The Company recorded restructuring charges and revisions to previous estimates in the amount of ($220,000), ($504,847) and $210,038 within selling, general and administrative expenses in the consolidated statement of operations for the years ended December 31, 2011, December 31, 2010 and December 31, 2009, respectively.  At December 31, 2011, $109,978 remains in accrued expenses on the consolidated balance sheets.

The accrued restructuring charges relating to the two 2008 restructurings are comprised of the following at December 31, 2011:

	Restructuring	Additional accrued		Restructuring
	charges at	restructuring charges,		charges at
	January 1, 2011	or non-cash charges	Cash payments	December 31, 2011
Contract cancellations	$547,356	$(220,000)	$(217,378)	$109,978
Net lease obligations	157,516	-	(157,516)	-
Total	$704,872	$(220,000)	$(374,894)	$109,978